Share-based Compensation - Summary of Changes in Restricted Share Units (Details) - Restricted Share Units - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercised			(50,000)
Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,381,330	753,593
Granted	10,259,228	1,728,557
Forfeited	(1,158,279)	(175,245)
Exercised	(1,852,573)	(925,575)
Ending balance	8,629,706	1,381,330	753,593